Debt and Capital Lease Obligations (Non-Solar System Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		0 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012 Second Lien Credit Agreement [Member]	Dec. 31, 2012 Second Lien Credit Agreement [Member]	Mar. 10, 2011 Senior Notes [Member]	Dec. 31, 2012 SunEdisons Subsidiary One [Member]	Dec. 31, 2012 SunEdisons Subsidiary Two [Member]	Sep. 24, 2012 SunEdisons Subsidiary Two [Member]	Mar. 10, 2011 Minimum [Member] Senior Notes [Member]	Mar. 10, 2011 Maximum [Member] Senior Notes [Member]	Sep. 28, 2012 Eurocurrency [Member] Second Lien Credit Agreement [Member]	Sep. 28, 2012 Base Rate [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 Debt Instrument, Redemption, Period Three [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 Debt Instrument, Redemption, Period Two [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 Debt Instrument, Redemption, Period One [Member] Minimum [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 EBITDA greater than 850 million [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 EBITDA, 600 million to 850 million [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 EBITDA, 400 million to 600 million [Member] Second Lien Credit Agreement [Member]	Sep. 30, 2012 EBITDA, 400 million to 600 million [Member] Second Lien Credit Agreement [Member]	Dec. 31, 2012 EBITDA less than 400 million [Member] Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity							$ 120,000,000		$ 52,500,000
Debt Instrument, Face Amount				200,000,000		550,000,000
Debt Instrument, Interest Rate, Stated Percentage						7.75%
Deferred Finance Costs, Gross				10,800,000		13,800,000
Debt Issuance Costs Amortized Period				5		8 years
Debt Instrument Sold At Fixed Percentage Of Principal Amount						100.00%
Number Of Days, Notice To Redeem Note										30 days	60 days
Debt Instrument Redemption Period						12 months
Senior Notes Redemption Price Percent If Change Of Control						101.00%
Notes Payable	16,000,000	21,400,000
Debt Instrument, Discount Rate				2.00%
Proceeds from Issuance of Long-term Debt	196,000,000	550,000,000	0	196,000,000
Debt Instrument, Interest Rate Floor				1.50%
Debt Instrument, Basis Spread on Variable Rate												9.25%	8.25%
Debt Instrument, Interest Rate, Effective Percentage					10.75%
Debt Instrument, Yield Maintenance Payments, Percentage of Prepaid Principal Amount																3.00%
Debt Instrument, Call Premium, Percentage														1.00%	3.00%
Debt Instrument, Covenant Compliance, Consolidated Leverage Ratio After Report Date, Maximum					3
Debt Instrument, Expected Liquidity Covenant, Minimum																	0	200,000,000		300,000,000	400,000,000
Debt Instrument, Covenant Compliance, EBITDA, Maximum																		850,000,000	600,000,000
Debt Instrument, Covenant Compliance, EBITDA, Minimum																					400,000,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement							68,000,000	26,900,000
Sale and Lease Back Available Amount							$ 52,000,000	$ 25,600,000